Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges In Operating Expense Resulting From Tax Reform	$ 0	$ (17)	$ 674
Regulatory Charges Resulting From Tax Reform	0	(15)	776
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	72	103
Regulatory Assets, Noncurrent	466	495
Total regulatory assets	538	598
Regulatory Liabilities, Current	60	5
Regulatory Liabilities, Noncurrent	1,277	1,321
Total regulatory liabilities	1,337	1,326
Leases [Abstract]
Operating Lease, Liability	209
Operating Lease, Right-of-Use Asset	$ 207
Interest Capitalized [Abstract]
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Retirement Benefits, Description [Abstract]
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Accounting Standards Update 2016-02 [Member]
Leases [Abstract]
Operating Lease, Liability				$ 225
Operating Lease, Right-of-Use Asset				$ 225
Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	13 years
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets	5 years
Other Postretirement Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	7 years
Land [Member]
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	108 years
Other Nonoperating Income (Expense) [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges In Operating Expense Resulting From Tax Reform		$ (17)
Regulatory Charges Resulting From Tax Reform			102
Nonoperating Income (Expense) [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges Resulting From Tax Reform			$ 11
Maximum [Member]
Regulatory Assets and Liabilities [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		35.00%	35.00%
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	15 years
Maximum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	110.00%
Minimum [Member]
Regulatory Assets and Liabilities [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		21.00%	21.00%
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	1 year
Minimum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	90.00%